Schedule of investments
Delaware Enhanced Global Dividend and Income Fund
February 28, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 10.30%~
Basic Industry — 0.25%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	189,000	$ 287,847
		287,847
Brokerage — 0.54%
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	233,000	346,588
Repay Holdings 144A 0.343% exercise price $33.60, maturity date 2/1/26 #, ^	323,000	279,718
		626,306
Capital Goods — 0.71%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	175,000	438,165
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	78,000	57,876
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	306,000	320,535
		816,576
Communications — 1.46%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	376,000	337,836
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	381,000	346,519
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	408,000	423,555
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	406,000	394,835
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Communications (continued)
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	203,000	$ 188,790
		1,691,535
Consumer Cyclical — 0.62%
Cheesecake Factory 0.375% exercise price $78.40, maturity date 6/15/26	232,000	216,775
Ford Motor 144A 0.00% exercise price $17.31, maturity date 3/15/26 #, ^	249,000	305,096
FuboTV 144A 3.25% exercise price $57.78, maturity date 2/15/26 #	256,000	194,304
		716,175
Consumer Non-Cyclical — 2.65%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	143,000	143,286
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	407,000	431,166
Chegg 4.124% exercise price $107.55, maturity date 9/1/26 ^	453,000	371,460
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	259,000	249,547
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	288,000	283,248
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	393,000	427,859
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	275,000	245,781
NQ-DEX [2/22] 4/22 (2112922)    1

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Consumer Non-Cyclical (continued)
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	264,000	$ 306,075
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	106,000	137,866
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	524,000	472,438
		3,068,726
Electric — 0.38%
NextEra Energy Partners 144A 0.357% exercise price $75.96, maturity date 11/15/25 #, ^	143,000	154,940
NRG Energy 2.75% exercise price $44.89, maturity date 6/1/48	262,000	289,781
		444,721
Energy — 0.38%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	409,000	443,479
		443,479
Real Estate Investment Trusts — 0.55%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	333,000	344,322
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	279,000	293,926
		638,248
Technology — 2.06%
Block 0.125% exercise price $121.01, maturity date 3/1/25	164,000	210,023
Microchip Technology 1.625% exercise price $46.63, maturity date 2/15/27	171,000	344,672
	Principal amount°	Value (US $)
Convertible Bonds~ (continued)
Technology (continued)
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	172,000	$ 520,730
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	189,000	423,643
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	423,000	418,262
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	294,000	303,849
Wolfspeed 144A 0.25% exercise price $127.22, maturity date 2/15/28 #	156,000	168,188
		2,389,367
Transportation — 0.70%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	352,000	439,120
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	392,000	364,952
		804,072
Total Convertible Bonds (cost $10,822,524)		11,927,052

Corporate Bonds — 40.66%
Automotive — 0.95%
Allison Transmission 144A 5.875% 6/1/29 #	580,000	609,392
Ford Motor Credit 3.375% 11/13/25	495,000	488,139
		1,097,531
Banking — 2.20%
Banco Continental 144A 2.75% 12/10/25 #	200,000	188,151
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	176,500
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	210,499
BBVA Bancomer 144A 5.125% 1/18/33 #, μ	200,000	193,082

2    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Development Bank of Kazakhstan 144A 10.95% 5/6/26 #	KZT	100,000,000	$ 197,387
Morgan Stanley 5.875% 9/15/26 μ, ψ		745,000	797,565
NBK SPC 144A 1.625% 9/15/27 #, μ		240,000	225,885
Popular 6.125% 9/14/23		530,000	552,128
			2,541,197
Basic Industry — 4.13%
AngloGold Ashanti Holdings 3.75% 10/1/30		200,000	190,420
Artera Services 144A 9.033% 12/4/25 #		245,000	246,133
Avient 144A 5.75% 5/15/25 #		153,000	157,211
Boise Cascade 144A 4.875% 7/1/30 #		13,000	13,068
Chemours 144A 5.75% 11/15/28 #		285,000	280,563
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #		250,000	242,704
First Quantum Minerals
144A 7.25% 4/1/23 #		200,000	200,450
144A 7.50% 4/1/25 #		345,000	352,994

Freeport-McMoRan 5.45% 3/15/43		325,000	374,302
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #		400,000	382,450
Koppers 144A 6.00% 2/15/25 #		394,000	395,864
New Gold 144A 7.50% 7/15/27 #		275,000	286,983
NOVA Chemicals
144A 4.25% 5/15/29 #		295,000	276,934
144A 5.00% 5/1/25 #		235,000	237,673

OCP 144A 3.75% 6/23/31 #		200,000	176,658
Olin
5.00% 2/1/30		310,000	312,869
5.125% 9/15/27		393,000	398,396

Univar Solutions USA 144A 5.125% 12/1/27 #		250,000	254,836
			4,780,508
Capital Goods — 1.99%
Ardagh Packaging Finance 144A 5.25% 8/15/27 #		330,000	314,054
Cemex 144A 5.20% 9/17/30 #		200,000	195,486
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Intertape Polymer Group 144A 4.375% 6/15/29 #	320,000	$ 303,840
Madison IAQ 144A 5.875% 6/30/29 #	240,000	218,106
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	200,000	61,000
Terex 144A 5.00% 5/15/29 #	330,000	327,297
TK Elevator US Newco 144A 5.25% 7/15/27 #	465,000	460,915
TransDigm 144A 6.25% 3/15/26 #	233,000	240,033
UltraTech Cement 144A 2.80% 2/16/31 #	200,000	182,962
		2,303,693
Communications — 2.69%
Altice Financing 144A 5.00% 1/15/28 #	200,000	180,438
Altice France 144A 5.50% 10/15/29 #	420,000	385,419
Altice France Holding 144A 6.00% 2/15/28 #	475,000	421,558
Consolidated Communications
144A 5.00% 10/1/28 #	135,000	128,070
144A 6.50% 10/1/28 #	135,000	134,663
Frontier Communications Holdings
144A 5.875% 10/15/27 #	495,000	502,522
144A 6.75% 5/1/29 #	240,000	233,400

Millicom International Cellular 144A 4.50% 4/27/31 #	200,000	187,420
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	217,582
T-Mobile USA
2.625% 4/15/26	155,000	152,357
3.375% 4/15/29	155,000	151,937
3.50% 4/15/31	90,000	88,735

VTR Comunicaciones 144A 4.375% 4/15/29 #	200,000	191,121
Zayo Group Holdings 144A 6.125% 3/1/28 #	155,000	144,210
		3,119,432

NQ-DEX [2/22] 4/22 (2112922)    3

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 5.23%
Bath & Body Works
6.875% 11/1/35	300,000	$ 332,037
6.95% 3/1/33	199,000	210,677

Boyd Gaming 4.75% 12/1/27	121,000	121,641
Caesars Entertainment 144A 6.25% 7/1/25 #	535,000	555,322
Carnival
144A 5.75% 3/1/27 #	550,000	536,415
144A 7.625% 3/1/26 #	400,000	411,598

Fertitta Entertainment 144A 6.75% 1/15/30 #	335,000	319,315
Hilton Domestic Operating 144A 4.00% 5/1/31 #	490,000	479,563
Hilton Worldwide Finance 4.875% 4/1/27	355,000	363,007
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	407,132
Levi Strauss & Co. 144A 3.50% 3/1/31 #	262,000	244,573
MGM Resorts International 4.75% 10/15/28	115,000	114,711
Murphy Oil USA 144A 3.75% 2/15/31 #	270,000	250,865
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	560,000	549,525
Scientific Games International 144A 8.25% 3/15/26 #	292,000	305,295
Six Flags Entertainment 144A 4.875% 7/31/24 #	170,000	170,060
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	698,000	688,755
		6,060,491
Consumer Non-Cyclical — 1.68%
Aramark Services 144A 5.00% 2/1/28 #	435,000	436,257
Central American Bottling 144A 5.25% 4/27/29 #	200,000	202,750
JBS USA LUX
144A 6.50% 4/15/29 #	295,000	314,551
144A 6.75% 2/15/28 #	35,000	36,880

Kraft Heinz Foods 5.20% 7/15/45	210,000	237,999
Legends Hospitality Holding 144A 5.00% 2/1/26 #	109,000	106,929
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.625% 1/15/28 #	325,000	$ 326,568
144A 5.75% 3/1/27 #	280,000	283,220
		1,945,154
Electric — 0.17%
Azure Power Energy 144A 3.575% 8/19/26 #	200,000	193,702
		193,702
Energy — 6.19%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	260,000	247,650
144A 7.00% 11/1/26 #	125,000	123,650

Callon Petroleum 144A 8.00% 8/1/28 #	105,000	109,328
CNX Midstream Partners 144A 4.75% 4/15/30 #	120,000	116,165
CNX Resources
144A 6.00% 1/15/29 #	285,000	291,498
144A 7.25% 3/14/27 #	135,000	142,776

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	303,000	305,921
DCP Midstream Operating 5.125% 5/15/29	405,000	426,957
EQM Midstream Partners 144A 4.75% 1/15/31 #	225,000	211,248
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	245,000	228,367
Genesis Energy
7.75% 2/1/28	400,000	395,570
8.00% 1/15/27	295,000	298,688

Geopark 144A 5.50% 1/17/27 #	200,000	189,496
Murphy Oil 6.375% 7/15/28	485,000	503,175
NuStar Logistics 5.625% 4/28/27	327,000	327,831
Occidental Petroleum
6.45% 9/15/36	125,000	147,383
6.60% 3/15/46	450,000	538,465
6.625% 9/1/30	170,000	198,089

PDC Energy 5.75% 5/15/26	328,000	333,343
Qatar Energy 144A 2.25% 7/12/31 #	200,000	188,752
Southwestern Energy 7.75% 10/1/27	330,000	348,529
Targa Resources Partners 5.375% 2/1/27	573,000	590,170

4    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

TechnipFMC 144A 6.50% 2/1/26 #	360,000	$ 372,166
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	400,000	380,840
Western Midstream Operating 4.75% 8/15/28	140,000	145,139
		7,161,196
Financials — 1.55%
Ally Financial 8.00% 11/1/31	205,000	270,273
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	320,000	302,918
DAE Sukuk Difc 144A 3.75% 2/15/26 #	200,000	199,390
Hightower Holding 144A 6.75% 4/15/29 #	180,000	180,418
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	405,000	395,985
MSCI 144A 3.625% 11/1/31 #	265,000	258,767
XP 144A 3.25% 7/1/26 #	200,000	187,106
		1,794,857
Healthcare — 3.01%
Bausch Health 144A 6.25% 2/15/29 #	510,000	435,706
Centene
3.375% 2/15/30	435,000	418,029
4.625% 12/15/29	295,000	304,338

Community Health Systems 144A 4.75% 2/15/31 #	180,000	169,655
DaVita 144A 4.625% 6/1/30 #	245,000	235,297
Encompass Health 5.75% 9/15/25	361,000	365,938
HCA
5.875% 2/15/26	136,000	147,142
7.58% 9/15/25	159,000	178,974

Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #	138,000	144,359
Service Corp International 4.00% 5/15/31	515,000	488,794
Tenet Healthcare
144A 4.25% 6/1/29 #	295,000	285,134
144A 6.125% 10/1/28 #	310,000	314,354
		3,487,720
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 1.09%
HUB International 144A 5.625% 12/1/29 #	215,000	$ 204,519
NFP 144A 6.875% 8/15/28 #	240,000	223,518
Sagicor Financial 144A 5.30% 5/13/28 #	200,000	199,719
USI 144A 6.875% 5/1/25 #	632,000	635,362
		1,263,118
Media — 4.17%
AMC Networks 4.25% 2/15/29	655,000	614,269
CCO Holdings
144A 4.50% 8/15/30 #	310,000	299,079
4.50% 5/1/32	70,000	66,616
144A 5.125% 5/1/27 #	205,000	207,288
144A 5.375% 6/1/29 #	235,000	239,075

Clear Channel Outdoor Holdings 144A 7.50% 6/1/29 #	175,000	182,069
CSC Holdings
144A 3.375% 2/15/31 #	695,000	593,010
144A 5.00% 11/15/31 #	325,000	270,946

Directv Financing 144A 5.875% 8/15/27 #	225,000	225,281
Gray Television 144A 4.75% 10/15/30 #	610,000	572,820
Nielsen Finance
144A 4.50% 7/15/29 #	75,000	67,523
144A 4.75% 7/15/31 #	250,000	222,929

Sinclair Television Group 144A 5.125% 2/15/27 #	368,000	335,300
Sirius XM Radio 144A 4.00% 7/15/28 #	490,000	471,919
Terrier Media Buyer 144A 8.875% 12/15/27 #	265,000	271,924
VZ Secured Financing 144A 5.00% 1/15/32 #	200,000	189,799
		4,829,847
Real Estate — 0.16%
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #	200,000	184,436
		184,436
REIT Hotel — 0.21%
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	35,000	35,238
5.75% 2/1/27	195,000	211,510
		246,748

NQ-DEX [2/22] 4/22 (2112922)    5

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
REIT Self-Storage — 0.46%
Iron Mountain 144A 4.50% 2/15/31 #	565,000	$ 529,049
		529,049
Services — 0.59%
Prime Security Services Borrower 144A 5.75% 4/15/26 #	405,000	416,658
United Rentals North America 3.875% 2/15/31	270,000	261,283
		677,941
Technology — 1.00%
Go Daddy Operating 144A 3.50% 3/1/29 #	290,000	275,259
SS&C Technologies 144A 5.50% 9/30/27 #	855,000	879,693
		1,154,952
Transportation — 1.21%
Delta Air Lines 7.375% 1/15/26	382,000	429,169
Mileage Plus Holdings 144A 6.50% 6/20/27 #	270,000	285,155
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	146,817
United Airlines
144A 4.375% 4/15/26 #	100,000	99,870
144A 4.625% 4/15/29 #	125,000	122,163

VistaJet Malta Finance 144A 6.375% 2/1/30 #	335,000	319,429
		1,402,603
Utilities — 1.98%
Calpine
144A 5.00% 2/1/31 #	520,000	482,196
144A 5.25% 6/1/26 #	65,000	65,726

Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	200,000	193,575
GFL Environmental 144A 3.75% 8/1/25 #	105,000	104,077
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	200,000	202,229
NRG Energy 144A 3.625% 2/15/31 #	565,000	520,424
PG&E 5.25% 7/1/30	165,000	164,169
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	200,000	195,140
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra
144A 7.00% 12/15/26 #, μ, ψ		255,000	$ 253,485
144A 8.00% 10/15/26 #, μ, ψ		110,000	113,160
			2,294,181
Total Corporate Bonds (cost $48,596,414)			47,068,356

Sovereign Bonds — 7.31%Δ
Angola — 0.16%
Angolan Government International Bond
9.375% 5/8/48		200,000	189,428
			189,428
Armenia — 0.15%
Republic of Armenia International Bond
144A 3.60% 2/2/31 #		200,000	171,394
			171,394
Brazil — 0.16%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/27	BRL	1,000,000	185,772
			185,772
Chile — 0.10%
Bonos de la Tesoreria de la Republica en pesos
144A 2.80% 10/1/33 #	CLP	85,000,000	79,193
5.00% 3/1/35	CLP	35,000,000	40,363
			119,556
Colombia — 0.42%
Colombia Government International Bonds
4.125% 2/22/42		217,000	169,683
5.20% 5/15/49		200,000	169,706
Columbian Government Bond 7.00% 6/30/32	COP	703,600,000	150,254
			489,643
Czech Republic — 0.04%
Czech Republic Government Bond
2.40% 9/17/25	CZK	1,090,000	46,862
			46,862
Dominican Republic — 0.61%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		550,000	501,880

6    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic (continued)
Dominican Republic International Bonds
144A 5.50% 2/22/29 #		200,000	$ 199,382
			701,262
Honduras — 0.27%
Honduras Government International Bond
144A 5.625% 6/24/30 #		350,000	308,003
			308,003
Hungary — 0.04%
Hungary Government Bond
5.50% 6/24/25	HUF	14,540,000	44,250
			44,250
Indonesia — 0.13%
Indonesia Treasury Bond
6.125% 5/15/28	IDR	2,154,000,000	150,993
			150,993
Ivory Coast — 0.59%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		600,000	578,042
144A 6.875% 10/17/40 #	EUR	100,000	102,411
			680,453
Mongolia — 0.17%
Mongolia Government International Bond
144A 5.125% 4/7/26 #		200,000	200,009
			200,009
Morocco — 0.48%
Morocco Government International Bond
144A 2.375% 12/15/27 #		600,000	552,216
			552,216
North Macedonia — 0.17%
North Macedonia Government International Bond
144A 1.625% 3/10/28 #	EUR	200,000	201,892
			201,892
Pakistan — 0.15%
Pakistan Water & Power Development Authority
7.50% 6/4/31		200,000	169,300
			169,300
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Panama — 0.23%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	$ 192,100
Panama Government International Bond 144A 3.75% 4/17/26 #		67,000	69,137
			261,237
Paraguay — 0.51%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		200,000	175,352
144A 4.95% 4/28/31 #		400,000	416,504
			591,856
Peru — 0.76%
Peru Government Bond 6.95% 8/12/31	PEN	1,633,000	455,505
Peruvian Government International Bond 2.392% 1/23/26		433,000	425,024
			880,529
Philippines — 0.16%
Philippine Government International Bond
3.70% 3/1/41		200,000	190,886
			190,886
Poland — 0.04%
Republic of Poland Government Bond
2.50% 4/25/24	PLN	199,000	45,964
			45,964
Senegal — 0.24%
Senegal Government International Bond
144A 6.25% 5/23/33 #		300,000	279,724
			279,724
Serbia — 0.40%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	190,832
2.125% 12/1/30		200,000	168,289
144A 3.125% 5/15/27 #	EUR	100,000	109,856
			468,977
South Africa — 0.32%
Republic of South Africa Government International Bond
4.85% 9/30/29		200,000	195,620
5.65% 9/27/47		200,000	172,440
			368,060

NQ-DEX [2/22] 4/22 (2112922)    7

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ukraine — 0.09%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		300,000	$ 102,879
			102,879
Uruguay — 0.34%
Uruguay Government International Bonds
9.875% 6/20/22	UYU	16,560,000	392,447
			392,447
Uzbekistan — 0.58%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	169,116
144A 5.375% 2/20/29 #		500,000	498,895
			668,011
Total Sovereign Bonds (cost $9,441,093)			8,461,603

Supranational Banks — 0.72%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #		400,000	410,892
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #		200,000	199,056
European Investment Bank 5.50% 1/23/23	MXN	4,734,000	225,455
Total Supranational Banks (cost $846,686)			835,403
	Number of shares
Common Stock — 70.37%~
Communication Services — 6.57%
Alphabet Class A †	38	102,643
Alphabet Class C †	43	116,006
America Movil ADR Class L	3,252	58,926
AT&T	19,705	466,812
Baidu ADR †	1,103	168,141
Century Communications =, †	125,000	0
Comcast Class A	3,200	149,632
Grupo Televisa ADR	9,346	99,722
KDDI	49,400	1,613,938
LG Uplus	5,829	63,751
Meta Platforms Class A †	376	79,347
NAVER	346	91,511
Orange	123,160	1,493,339
Publicis Groupe	16,920	1,131,463
	Number of shares	Value (US $)
Common Stock~ (continued)
Communication Services (continued)
SK Square †	4,483	$ 208,052
SK Telecom	6,936	314,971
Take-Two Interactive Software †	460	74,520
Telefonica Brasil ADR	3,610	35,342
Tencent Holdings	12,000	646,789
TIM ADR	3,015	39,708
Turkcell Iletisim Hizmetleri	12,891	19,113
Verizon Communications	10,946	587,472
VK GDR †	1,295	951
Weibo ADR †	922	25,291
Yandex Class A †	1,288	16,967
		7,604,407
Consumer Discretionary — 9.39%
adidas AG	7,190	1,709,502
Alibaba Group Holding ADR †	2,912	306,313
Amazon.com †	94	288,698
Americanas	14,722	87,160
Arcos Dorados Holdings Class A †	4,348	33,610
Astra International	308,300	125,026
Bath & Body Works	1,706	91,049
Best Buy	1,217	117,611
Buckle	2,893	104,148
eBay	1,004	54,808
Genuine Parts	2,300	280,968
H & M Hennes & Mauritz Class B	54,840	929,000
Haverty Furniture	243	6,904
Home Depot	1,350	426,370
JD.com ADR †	5,540	396,830
JD.com Class A †	571	20,416
LG Electronics	616	63,273
Lowe's	764	168,890
Newell Brands	587	13,941
NIKE Class B	893	121,939
PulteGroup	493	24,482
Ross Stores	1,227	112,136
Sodexo †	25,630	2,158,197
Sturm Ruger & Co.	134	9,703
Swatch Group	8,780	2,729,449
Tesla †	97	84,432
TJX	2,289	151,303
Tractor Supply	686	139,800
Trip.com Group ADR †	1,739	44,901
Ulta Beauty †	199	74,526
		10,875,385
Consumer Staples — 15.71%
Altria Group	3,241	166,231
Archer-Daniels-Midland	2,400	188,280

8    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
Consumer Staples (continued)
Asahi Group Holdings	17,600	$ 710,950
BRF ADR †	10,989	34,835
Coca-Cola Femsa ADR	1,476	81,269
Colgate-Palmolive	823	63,330
Conagra Brands	9,500	332,215
Danone	35,090	2,136,809
Diageo	65,960	3,296,079
Essity Class B	70,650	1,825,146
Fomento Economico Mexicano ADR	639	51,376
General Mills	3,100	209,033
Hengan International Group	7,500	39,781
John B Sanfilippo & Son	55	4,374
Kao	35,800	1,675,327
Kellogg	1,387	88,685
Koninklijke Ahold Delhaize	66,360	2,044,681
Kroger	389	18,205
Lawson	4,100	171,182
Nestle	24,720	3,228,614
Philip Morris International	1,807	182,633
Procter & Gamble	1,000	155,890
Seven & i Holdings	26,400	1,283,890
Tingyi Cayman Islands Holding	22,000	48,647
Tsingtao Brewery Class H	10,000	95,910
Uni-President China Holdings	49,000	50,790
		18,184,162
Energy — 2.38%
Chevron	635	91,440
China Petroleum & Chemical Class H	122,000	60,262
ConocoPhillips	4,311	408,941
Devon Energy	1,273	75,807
EOG Resources	369	42,406
Exxon Mobil	3,505	274,862
Gazprom PJSC ADR	22,925	60,751
Kinder Morgan	7,733	134,554
LUKOIL PJSC ADR	916	17,230
Marathon Petroleum	1,590	123,813
Petroleo Brasileiro ADR	3,704	52,930
Reliance Industries GDR 144A #	13,560	851,568
Rosneft Oil PJSC GDR	24,551	66,288
TotalEnergies ADR	3,100	156,643
Williams	10,932	341,953
		2,759,448
Financials — 3.53%
AGNC Investment	3,662	47,276
Akbank TAS	36,846	18,715
Allstate	1,400	171,304
American Financial Group	989	133,901
	Number of shares	Value (US $)
Common Stock~ (continued)
Financials (continued)
American International Group	5,700	$ 349,068
Ameriprise Financial	340	101,929
Annaly Capital Management	2,502	17,414
Artisan Partners Asset Management Class A	441	16,807
Banco Bradesco ADR	13,393	51,697
Banco Santander Brasil ADR	5,102	29,949
Bangkok Bank	14,400	61,258
Bank Central Asia	435,700	245,981
BlackRock	196	145,802
Blackstone	1,118	142,511
Diamond Hill Investment Group	142	27,531
Discover Financial Services	1,715	211,700
Grupo Financiero Banorte Class O	8,076	54,806
ICICI Bank ADR	11,547	224,820
Invesco	4,949	105,117
Itau Unibanco Holding ADR	15,411	74,435
MetLife	6,391	431,712
New Residential Investment	4,308	44,717
Ping An Insurance Group Co. of China Class H	16,000	123,666
Principal Financial Group	2,105	148,697
Prudential Financial	1,429	159,562
S&P Global	256	96,179
Samsung Life Insurance	947	47,100
Sberbank of Russia PJSC ADR	6,857	7,238
Synchrony Financial	2,255	96,469
Truist Financial	6,100	379,542
US Bancorp	5,400	305,316
XP Class A †	355	11,481
		4,083,700
Healthcare — 11.99%
AbbVie	4,089	604,232
AmerisourceBergen	1,244	177,307
Amgen	1,078	244,145
BeiGene ADR †	158	33,262
Bristol-Myers Squibb	2,631	180,671
Cardinal Health	4,700	253,847
Cigna	700	166,446
CVS Health	2,100	217,665
Eli Lilly & Co.	301	75,235
Fresenius Medical Care AG & Co.	37,100	2,384,419
Humana	73	31,705
Johnson & Johnson	2,980	490,419
Merck & Co.	7,202	551,529
Molina Healthcare †	298	91,447
Novo Nordisk Class B	25,690	2,641,814

NQ-DEX [2/22] 4/22 (2112922)    9

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
Healthcare (continued)
Pfizer	7,118	$ 334,119
Roche Holding	6,390	2,437,620
Smith & Nephew	154,420	2,769,655
UnitedHealth Group	130	61,863
Viatris	11,886	130,865
		13,878,265
Industrials — 4.90%
Caterpillar	800	150,064
Honeywell International	700	132,825
Intertek Group	16,120	1,164,289
Knorr-Bremse	11,400	1,009,798
Lockheed Martin	1,009	437,704
Makita	9,000	319,010
Northrop Grumman	500	221,070
Raytheon Technologies	3,100	318,370
Securitas Class B	157,650	1,913,174
United Parcel Service Class B	58	12,204
		5,678,508
Information Technology — 11.95%
Adobe †	359	167,897
Advanced Micro Devices †	1,282	158,122
Amadeus IT Group †	42,280	2,841,543
Analog Devices	114	18,273
Apple	3,873	639,510
Automatic Data Processing	700	143,108
Broadcom	1,050	616,812
Cisco Systems	9,799	546,490
Dropbox Class A †	3,437	77,986
Enphase Energy †	210	35,007
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	637	803
Hon Hai Precision Industry	51,000	189,443
HP	4,289	147,370
Intel	5,200	248,040
International Business Machines	3,133	383,824
Kyndryl Holdings †	57	904
Lam Research	237	133,040
MediaTek	17,000	671,769
Microsoft	2,419	722,773
Monolithic Power Systems	283	129,812
Motorola Solutions	42	9,258
NetApp	1,713	134,265
NVIDIA	350	85,347
Oracle	2,100	159,537
Paychex	1,222	145,491
Paycom Software †	141	47,829
QUALCOMM	982	168,894
Samsung Electronics	16,308	977,924
	Number of shares	Value (US $)
Common Stock~ (continued)
Information Technology (continued)
SAP	17,680	$ 2,008,537
SK Hynix	8,762	899,993
Sohu.com ADR †	2,260	41,448
Taiwan Semiconductor Manufacturing	53,000	1,139,477
TE Connectivity	184	26,207
Western Union	6,420	116,716
		13,833,449
Materials — 2.81%
Air Liquide	15,550	2,592,650
BHP Group ADR	745	50,504
Cemex ADR †	6,204	31,640
Cia de Minas Buenaventura ADR †	4,888	48,391
Dow	1,485	87,556
DuPont de Nemours	3,300	255,321
Rio Tinto ADR	506	39,761
Sociedad Quimica y Minera de Chile ADR	1,583	104,763
Vale ADR	2,643	48,869
		3,259,455
REIT Diversified — 0.06%
VICI Properties	2,368	66,209
		66,209
REIT Healthcare — 0.07%
Medical Properties Trust	1,332	27,093
Omega Healthcare Investors	1,839	51,804
		78,897
REIT Mall — 0.01%
Simon Property Group	99	13,618
		13,618
REIT Multifamily — 0.26%
Equity Residential	3,500	298,550
		298,550
REIT Self-Storage — 0.07%
Iron Mountain	1,727	84,934
		84,934
Utilities — 0.67%
Edison International	4,600	291,732
Entergy	1,900	199,899
Kunlun Energy	52,000	50,838
NRG Energy	2,834	107,239
PPL	1,250	32,712

10    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
	Number of shares	Value (US $)
Common Stock~ (continued)
Utilities (continued)
Vistra	3,919	$ 89,432
		771,852
Total Common Stock (cost $78,420,270)		81,470,839

Convertible Preferred Stock — 2.41%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	223	247,240
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	3,186	146,970
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	3,664	198,149
Bank of America 7.25% exercise price $50.00 **	137	180,506
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	12,660	624,771
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	4,436	193,986
Essential Utilities 6.00% exercise price $42.19, maturity date 4/30/22	6,150	346,922
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	361	326,705
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	1,466	148,037
UGI 7.25% exercise price $52.57, maturity date 6/1/24	4,100	379,250
Total Convertible Preferred Stock (cost $2,876,716)		2,792,536

Exchange-Traded Funds — 0.97%
iShares Core US REIT ETF	2,370	144,475
iShares MSCI EAFE ETF	1,100	80,542
iShares Trust iShares ESG Aware MSCI EAFE ETF	8,500	626,365
Vanguard FTSE Developed Markets ETF	1,940	92,713
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Real Estate ETF	1,690	$ 173,292
Total Exchange-Traded Funds (cost $1,134,604)		1,117,387

Limited Partnerships — 1.40%@
Merion Countryside=, †, π	780,938	1,626,537
Total Limited Partnerships (cost $0)		1,626,537

Rights — 0.00%
Americanas, exercise price BRL 23.73, expiration date 3/3/22†	327	375
Total Rights (cost $0)		375
	Principal amount°
Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Auction Pass Through Trust Series 2007-B 144A 0.002% 1/15/87 #, =, ♦	500,000	500
Total Leveraged Non-Recourse Security (cost $425,000)		500
	Number of shares
Short-Term Investments — 7.04%
Money Market Mutual Funds — 7.04%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,036,732	2,036,732
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,036,732	2,036,732
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,036,732	2,036,732

NQ-DEX [2/22] 4/22 (2112922)    11

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,036,732	$ 2,036,732
Total Short-Term Investments (cost $8,146,928)		8,146,928

Total Value of Securities—141.18% (cost $160,710,235)		163,447,516
Borrowing Under Line of Credit - (41.46%)		(48,000,000)

Receivables and Other Assets Net of Liabilities — 0.28%		323,222
Net Assets Applicable to 11,179,969 Shares Outstanding—100.00%		$115,770,738
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Securities have been classified by type of business.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of Rule 144A securities was $43,681,491, which represents 39.14% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at February 28, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
**	Perpetual security with no stated maturity date.
@	Invests in multi-family real estate properties.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2022, the aggregate value of restricted securities was $1,626,537, which represented 1.40% of the Fund’s net assets. See table below for additional details on restricted securities.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Merion Countryside	5/11/2016	$—	$1,444,365
Merion Countryside	4/7/2017	—	117,111
Merion Countryside	5/3/2018	—	65,061
Total		$—	$1,626,537

The following foreign currency exchange contracts and swap contracts were outstanding at February 28, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	37,937	USD	(50,888)	3/1/22	$5	$—
BNYM	JPY	8,476,601	USD	(73,284)	3/1/22	449	—
BNYM	JPY	(23,963,353)	USD	207,173	3/1/22	—	(1,270)
BNYM	JPY	2,454,774	USD	(21,265)	3/2/22	87	—
BNYM	JPY	(5,289,081)	USD	45,861	3/2/22	—	(146)
CITI	COP	(554,858,000)	USD	136,088	4/8/22	—	(4,230)
JPMCB	BRL	(724,519)	USD	128,858	4/1/22	—	(10,502)
JPMCB	CLP	246,570,343	USD	(299,000)	4/1/22	9,957	—
JPMCB	EUR	(678,293)	USD	772,098	4/1/22	9,207	—
JPMCB	EUR	68,000	USD	(77,703)	4/8/22	—	(1,332)
JPMCB	MXN	20,507	USD	(993)	4/1/22	2	—
Total Foreign Currency Exchange Contracts						$19,707	$(17,480)
12    NQ-DEX [2/22] 4/22 (2112922)

(Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federative Republic of Brazil 4.25% 6/6/25 B2 6/22/26- Quarterly	187,000	1.000%	$8,100	$9,326	$(1,226)	$—
Total CDS Contracts			$8,100	$9,326	$(1,226)	$—
The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(369).
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDS – Credit Default Swap
CITI – Citigroup
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
NQ-DEX [2/22] 4/22 (2112922)    13

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
PEN – Peruvian Sol
PLN – Polish Zloty
USD – US Dollar
UYU – Uruguayan Peso
14    NQ-DEX [2/22] 4/22 (2112922)